INCOME TAX (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Statutory Tax Rate Prc [Line Items]
Income before income taxes	$ 60,617,681	$ 66,926,065	$ 47,909,081
Expected income tax expense at statutory tax rate in PRC	15,154,420	16,731,517	11,977,270
Effect of different tax rates in various jurisdictions	897,861	417,565	15,070
Effect of preferential tax treatment	(5,993,792)	(6,551,269)	(5,768,020)
Effect of non-taxable income	(5,006,072)	(3,705,244)	(1,792,868)
Effect of additional deductible research and development expenses	(2,743,444)	(1,690,928)	(860,736)
Effect of non-deductible expenses	6,435,577	4,399,717	882,370
Under/(over) provision of income tax in previous years	(2,968,007)	(400,446)	792,662
Change in valuation allowance	2,232,838	0	149,420
Utilization of tax loss previously not recognized	0	0	(40,019)
Tax rate differential on deferred tax items	(699,417)	0	0
Withholding tax on dividend paid by subsidiary	1,248,355	0	1,077,377
Recognition of temporary difference not recognized in previous years	(286,776)	1,222,667	0
Others	(174,745)	(71,261)	11,441
Income tax expenses	$ 8,096,798	$ 10,352,318	$ 6,443,967